Organization and Principal Activities - Schedule of Financial Statements of VIEs (Details) - VIEs and VIEs’ Subsidiaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Statements of VIEs [Line Items]
Total assets	$ 338,591	$ 324,019
Total liabilities	137,430	146,188
Total revenues	147,196	152,327	$ 157,225
Net income	28,220	31,126	27,562
Net cash provided by operating activities	23,766	42,044	11,650
Net cash used in investing activities	(24,862)	(3)	(7,989)
Net cash provided by financing activities	$ 5,558	$ 83,062	$ 508